GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET

7.    GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

The following table presents the changes in goodwill during the years ended December 31, 2011 and 2012:

Balance at January 1, 2011	$182.7
Goodwill acquired	12.1
Foreign currency translation adjustment	(0.1)

Balance at December 31, 2011	194.7

Goodwill acquired	23.1
Foreign currency translation adjustment	—

Balance at December 31, 2012	$217.8

The goodwill acquired during the years ended December 31, 2012 and 2011 relate to the Pure Ice Acquisition and the SinfulColors Acquisition, respectively. See Note 2, “Business Acquisitions” for further discussion of the above.

Intangible Assets, Net

The following table presents details of the Company’s total purchased intangible assets:

	December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets	Weighted Average Useful Life (in Years)
Finite-lived intangible assets:
Customer relationships	$48.8	$(2.9)	$45.9	18
Trademarks	38.1	(16.3)	21.8	10
Patents	11.6	(10.5)	1.1	10

	$98.5	$(29.7)	$68.8

	December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Intangible Assets	Weighted Average Useful Life (in Years)
Finite-lived intangible assets:
Customer relationships	$15.5	$(0.9)	$14.6	14
Trademarks	27.4	(13.9)	13.5	10
Patents	11.4	(10.3)	1.1	10

	$54.3	$(25.1)	$29.2

Amortization expense for finite-lived intangible assets was $4.6 million, $2.8 million and $1.4 million for 2012, 2011 and 2010, respectively.

The following table reflects the estimated future amortization expense for finite-lived intangible assets as of December 31, 2012:

Estimated Amortization Expense
2013	$6.0
2014	5.8
2015	5.7
2016	5.5
2017	5.4
Thereafter	40.4

Total	$68.8